AVAILABLE FOR SALE SECURITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 47,775	$ 7,062
Amortized cost	47,769	7,141
Gross unrealized holding loss	6	83
Gross unrealized holding gains	12	4
Israeli mutual funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	4,331	$ 7,062
Certificates of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	19,658
Municipal and agency bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 23,786